Asset Impairments and Transactions - Fort Hills assets (Details) $ in Millions		3 Months Ended			9 Months Ended
	Feb. 02, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Sep. 30, 2022 CAD ($) $ / bbl $ / bbl $ / $	Dec. 31, 2021 CAD ($) bbl / d $ / bbl $ / bbl $ / $	Sep. 30, 2022 CAD ($) $ / bbl
Sensitivity analysis increase In discount rate
Asset Impairments and Transactions
Impairment loss, net of tax					$ 200
Fort Hills
Asset Impairments and Transactions
Recoverable amount of CGU net of tax			$ 2,800		2,800
Fort Hills | Sensitivity analysis, decrease in price
Asset Impairments and Transactions
Impairment loss, net of tax					$ 1,000
Reasonably possible decrease in unobservable input (as a percent)					5.00%
Fort Hills | Sensitivity analysis increase In discount rate
Asset Impairments and Transactions
Reasonably possible increase in unobservable input (as a percent)					1.00%
Oil Sands | Fort Hills
Asset Impairments and Transactions
Acquisition price	$ 688
Term of long-range plan			3 years
Impairment loss, net of tax			$ 2,600
Impairment loss				$ 0
Reversal of impairment loss				$ 0
Tax effect from asset impairment			$ 800
Impairment testing assumption, foreign exchange rate | $ / $			0.76	0.80
Impairment testing assumption, risk-adjusted discount rate, after tax			8.25%	7.50%	8.25%
Recoverable amount of CGU net of tax				$ 5,500
Oil Sands | Fort Hills | Minimum
Asset Impairments and Transactions
Impairment testing assumption, share of barrels per day of crude oil produced			87,000	94,000
Impairment testing assumption, average cash operating costs per bbl | $ / bbl				22.00
Oil Sands | Fort Hills | Maximum
Asset Impairments and Transactions
Impairment testing assumption, share of barrels per day of crude oil produced			106,000	111,000
Impairment testing assumption, average cash operating costs per bbl | $ / bbl			25.00	23.00
Oil Sands | Fort Hills | Sensitivity analysis, decrease in price
Asset Impairments and Transactions
Impairment loss, net of tax				$ 1,000
Reasonably possible decrease in unobservable input (as a percent)				5.00%
Oil Sands | Fort Hills | Sensitivity analysis increase In discount rate
Asset Impairments and Transactions
Impairment loss, net of tax				$ 500
Reasonably possible increase in unobservable input (as a percent)				1.00%
Oil Sands | Fort Hills | Acquisition of Teck's interest in Fort Hills
Asset Impairments and Transactions
Percentage of ownership interests to be purchased under agreement		21.3
Amount of agreement to purchase business interests		$ 1,000
Additional interest acquired (as a percent)	14.65%
Ownership interest (as percent)	68.76%
Oil Sands | Fort Hills | WCS | Forecast for 2022
Asset Impairments and Transactions
Impairment testing assumption, price per barrel | $ / bbl				55.00
Oil Sands | Fort Hills | WCS | Forecast for 2023
Asset Impairments and Transactions
Impairment testing assumption, price per barrel | $ / bbl			69.00	54.57	69.00
Oil Sands | Fort Hills | WCS | Forecast for 2024
Asset Impairments and Transactions
Impairment testing assumption, price per barrel | $ / bbl			62.00		62.00
Oil Sands | Fort Hills | WCS | Forecast for 2024 to 2031
Asset Impairments and Transactions
Impairment testing assumption, price per barrel | $ / bbl				50.86
Oil Sands | Fort Hills | WCS | Forecast for 2025 to 2031 | Average
Asset Impairments and Transactions
Impairment testing assumption, price per barrel | $ / bbl			50.00		50.00
Oil Sands | Fort Hills | WCS | Forecast for 2032 to 2058
Asset Impairments and Transactions
Impairment testing assumption, price per barrel escalation percentage			2.00%	2.00%	2.00%
TotalEnergies EP Canada Ltd. | Oil Sands | Fort Hills
Asset Impairments and Transactions
Percentage of ownership interests disallowed under rights of refusal	6.65